INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 285,661
(Reversal) Impairment loss recognized in profit or loss	1,577	$ (822)	$ 1,017
Values at end of year	288,714	285,661
Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	98,716
Values at end of year	$ 133,805	$ 98,716
Licenses and internal developments | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	3 years
Licenses and internal developments | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	5 years	5 years
Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 151,108
Values at end of year	$ 128,868	$ 151,108
Customer relationships and contracts | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	1 year	1 year
Customer relationships and contracts | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	9 years	9 years
Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 25,765
Values at end of year	$ 18,491	$ 25,765
Platforms | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	4 years	4 years
Platforms | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	8 years	8 years
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 1,958
Values at end of year	1,680	$ 1,958
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	6,481
Values at end of year	$ 5,870	$ 6,481
Trademarks | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	1 year	1 year
Trademarks | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	9 years	9 years
Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 1,633
Values at end of year	0	$ 1,633
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	477,656	310,715
Additions related to business combinations (note 26.2)	13,428	86,921
Additions from separate acquisitions	19,288	14,788
Additions from internal development	72,355	65,050
Disposals	13,261	3,543
Translation	(13,264)	3,725
Values at end of year	556,202	477,656	310,715
Cost | Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	222,289	145,301
Additions related to business combinations (note 26.2)	1,885	38
Additions from separate acquisitions	19,288	14,639
Additions from internal development	72,355	65,050
Disposals	11,454	3,255
Translation	(2,694)	516
Values at end of year	301,669	222,289	145,301
Cost | Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	210,080	127,583
Additions related to business combinations (note 26.2)	11,289	79,051
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0	0
Translation	(9,239)	3,446
Values at end of year	212,130	210,080	127,583
Cost | Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	33,097	33,370
Additions related to business combinations (note 26.2)	0	0
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0	0
Translation	(1,273)	(273)
Values at end of year	31,824	33,097	33,370
Cost | Non-compete agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	3,801	2,414
Additions related to business combinations (note 26.2)	254	1,351
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0	0
Translation	(58)	36
Values at end of year	3,997	3,801	2,414
Cost | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	6,481	0
Additions related to business combinations (note 26.2)	0	6,481
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0	0
Translation	0	0
Values at end of year	6,481	6,481	0
Cost | Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	1,908	2,047
Additions related to business combinations (note 26.2)	0	0
Additions from separate acquisitions	0	149
Additions from internal development	0	0
Disposals	1,807	288
Translation	0	0
Values at end of year	101	1,908	2,047
Amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(191,995)	(128,143)
Additions related to business combinations (note 26.2)	88,699	67,119
(Reversal) Impairment loss recognized in profit or loss	1,577	(822)
Disposals	(10,951)	(2,983)
Translation	(3,832)	538
Values at end of year	(267,488)	(191,995)	(128,143)
Amortization and impairment | Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(123,573)	(85,278)
Additions related to business combinations (note 26.2)	54,199	41,218
(Reversal) Impairment loss recognized in profit or loss		0
Disposals	(10,951)	(2,983)
Translation	(708)	60
Values at end of year	(167,864)	(123,573)	(85,278)
Amortization and impairment | Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(58,972)	(39,992)
Additions related to business combinations (note 26.2)	26,999	18,360
(Reversal) Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	(2,709)	620
Values at end of year	(83,262)	(58,972)	(39,992)
Amortization and impairment | Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(7,332)	(419)
Additions related to business combinations (note 26.2)	6,360	7,044
(Reversal) Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	(359)	(131)
Values at end of year	(13,333)	(7,332)	(419)
Amortization and impairment | Non-compete agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(1,843)	(1,357)
Additions related to business combinations (note 26.2)	530	497
(Reversal) Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	(56)	(11)
Values at end of year	(2,317)	(1,843)	(1,357)
Amortization and impairment | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	0	0
Additions related to business combinations (note 26.2)	611	0
(Reversal) Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	0	0
Values at end of year	(611)	0	0
Amortization and impairment | Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(275)	(1,097)
Additions related to business combinations (note 26.2)	0	0
(Reversal) Impairment loss recognized in profit or loss	174	(822)
Disposals	0	0
Translation	0	0
Values at end of year	$ (101)	$ (275)	$ (1,097)